UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5281
                                                      --------

                        OPPENHEIMER CHAMPION INCOME FUND
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                      Date of reporting period: 03/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
R.H. Donnelley Corp.                                                        2.2%
--------------------------------------------------------------------------------
NRG Energy, Inc.                                                            1.3
--------------------------------------------------------------------------------
Dex Media Finance Co.                                                       1.2
--------------------------------------------------------------------------------
Mirant Americas LLC                                                         1.1
--------------------------------------------------------------------------------
Sprint Capital Corp.                                                        1.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
BBB                                                                         5.0%
--------------------------------------------------------------------------------
BB                                                                         24.6
--------------------------------------------------------------------------------
B                                                                          47.6
--------------------------------------------------------------------------------
CCC                                                                         8.8
--------------------------------------------------------------------------------
Not Rated                                                                   1.1
--------------------------------------------------------------------------------
Other Securities                                                           12.9

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, are subject to change and based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                      11 | OPPENHEIMER CHAMPION INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/1/06. Class Y shares are offered only to certain institutional investors under special agreements with the distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      12 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore,


                      13 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (10/1/06)     (3/31/07)     MARCH 31, 2007
----------------------------------------------------------------------------
Class A Actual                   $  1,000.00   $  1,062.70   $  5.16
----------------------------------------------------------------------------
Class A Hypothetical                1,000.00      1,019.95      5.05
----------------------------------------------------------------------------
Class B Actual                      1,000.00      1,058.70      9.18
----------------------------------------------------------------------------
Class B Hypothetical                1,000.00      1,016.06      8.99
----------------------------------------------------------------------------
Class C Actual                      1,000.00      1,058.70      9.12
----------------------------------------------------------------------------
Class C Hypothetical                1,000.00      1,016.11      8.94
----------------------------------------------------------------------------
Class N Actual                      1,000.00      1,060.60      7.32
----------------------------------------------------------------------------
Class N Hypothetical                1,000.00      1,017.85      7.17
----------------------------------------------------------------------------
Class Y Actual                      1,000.00      1,064.70      3.25
----------------------------------------------------------------------------
Class Y Hypothetical                1,000.00      1,021.79      3.18

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.00%
-----------------------------
Class B             1.78
-----------------------------
Class C             1.77
-----------------------------
Class N             1.42
-----------------------------
Class Y             0.63

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                      14 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  March 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.0%
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 0.125%, 6/13/11 1,2                                 $     4,800,561   $            --
---------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
0.64%, 1/25/29 1                                                                           437,665            91,910
                                                                                                     ----------------
Total Asset-Backed Securities (Cost $3,731,213)                                                               91,910

---------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.0%
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30 (Cost $1,176,874)                  1,200,000         1,112,453

---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--84.7%
---------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--28.0%
---------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.5%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10            2,800,000         2,863,000
---------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                     7,000,000         7,358,750
9% Sr. Unsec. Nts., 7/1/15                                                               5,720,000         6,306,300
---------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                4,500,000         4,786,875
---------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                      650,000           680,875
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                  4,300,000         4,708,500
---------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                   2,650,000         2,756,000
---------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                              3,900,000         3,432,000
8.25% Sr. Unsec. Nts., 8/1/10                                                            8,600,000         8,815,000
                                                                                                     ----------------
                                                                                                          41,707,300

---------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                      11,620,000        12,493,022
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13                              3,875,000         4,126,875
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Education Management LLC/Education Management Corp., 10.25%
Sr. Unsec. Sub. Nts., 6/1/16                                                             3,960,000         4,316,400
---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.6%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12              3,500,000         3,657,500
---------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                          5,900,000         6,187,625
---------------------------------------------------------------------------------------------------------------------
Buffets, Inc., 12.50% Sr. Unsec. Nts., 11/1/14                                           1,145,000         1,196,525
---------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3                                               7,240,000         7,312,400
---------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 3                      7,685,000         6,493,825


                      15 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                             $     3,800,000   $     3,719,250
8% Sr. Nts., 11/15/13                                                                    2,800,000         2,880,500
---------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 3                                     7,400,000         7,955,000
---------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                          6,750,000         6,648,750
9% Sr. Sub. Nts., 3/15/12                                                                4,600,000         4,818,500
---------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                            4,573,000         4,950,273
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                            4,000,000         4,070,000
---------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                          2,600,000         2,509,000
6.75% Sr. Unsec. Nts., 4/1/13                                                            2,195,000         2,189,513
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                     12,300,000        13,007,250
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                       3,000,000         3,030,000
---------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                     2,490,000         2,465,100
6.375% Sr. Sub. Nts., 7/15/09                                                            3,400,000         3,400,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                     3,485,000         3,493,713
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                     1,700,000         1,734,000
8% Sr. Sub. Nts., 4/1/12                                                                 8,650,000         9,017,625
---------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                              4,950,000         4,925,250
---------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                            6,700,000         7,035,000
---------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                         780,000           760,500
6.875% Sr. Sub. Nts., 12/1/11                                                            1,100,000         1,105,500
---------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                       13,400,000        13,869,000
---------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 3                                    3,285,000         3,638,138
---------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,4,5                                         3,900,000                --
---------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
9.625% Sr. Nts., 6/1/14                                                                  5,043,000         4,765,635
9.75% Sr. Nts., 4/15/13                                                                  3,400,000         3,255,500
---------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                       9,550,000         8,833,750
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                      2,475,000         2,280,094
---------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                               8,450,000         8,576,750
---------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                        5,400,000         5,744,250
---------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                         5,400,000         5,440,500
---------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                   13,500,000        13,432,500
                                                                                                     ----------------
                                                                                                         184,398,716


                      16 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.8%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                                    $     1,700,000   $     1,525,750
8.375% Sr. Nts., 4/15/12                                                                 6,100,000         5,901,750
---------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                          1,400,000         1,549,542
---------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
6.50% Sr. Nts., 1/15/14                                                                  1,700,000         1,530,000
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                      4,750,000         4,346,250
8.875% Sr. Sub. Nts., 4/1/12                                                             3,100,000         2,999,250
---------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                           4,300,000         4,418,250
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                      3,950,000         4,053,688
---------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                                     1,700,000         1,542,750
---------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                         1,360,000         1,438,200
---------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
6.25% Sr. Unsec. Unsub. Nts., 4/1/14                                                     3,400,000         3,009,000
7.75% Sr. Nts., 3/15/13                                                                  1,300,000         1,254,500
9.25% Sr. Sub. Nts., 4/15/12                                                             3,200,000         3,088,000
---------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                 3,250,000         3,384,063
---------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                      3,300,000         3,291,750
---------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                        7,400,000         7,178,000
                                                                                                     ----------------
                                                                                                          50,510,743

---------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                   6,805,000         6,907,075
---------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 1                                1,455,000         1,440,450
                                                                                                     ----------------
                                                                                                           8,347,525

---------------------------------------------------------------------------------------------------------------------
MEDIA--14.7%
Adelphia Communications Corp.:
7.875% Escrow Shares, Series B, 5/1/09 4,5                                               1,740,000           569,850
8.125% Escrow Shares, Series B, 7/15/03 4,5                                              4,020,000         1,356,750
8.375% Escrow Shares, Series B, 2/1/08 4,5                                               2,700,000           911,250
9.875% Escrow Shares, Series B, 3/1/08 4,5                                               2,200,000           742,500
10.25% Escrow Shares, Series B, 6/15/11 4,5                                              2,500,000           875,000
10.875% Escrow Shares, Series B, 10/1/10 4,5                                             4,200,000         1,417,500
---------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                      3,600,000         3,708,000
---------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                                 5,400,000         5,521,500
---------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                     6,900,000         6,296,250
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                            6,150,000         5,842,500


                      17 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 3                             $     3,350,000   $     3,417,000
---------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications
Holdings II Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                                                         11,650,000        12,349,000
10.25% Sr. Unsec. Nts., Series B, 9/15/10                                                9,835,000        10,412,806
---------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC/Charter Communications Operating Capital
Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 3                                          13,650,000        14,281,313
---------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 6                               12,900,000        11,868,000
---------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                                         5,900,000         5,988,500
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                          3,615,000         3,723,450
---------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts.,
11/15/09                                                                                 6,500,000         6,808,750
---------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                  4,300,000         4,509,625
9.875% Sr. Sub. Nts., 8/15/13                                                            9,529,000        10,446,166
---------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 6                                                      1,100,000         1,029,875
0%/9% Unsec. Disc. Nts., 11/15/13 6                                                      4,200,000         3,932,250
8% Unsec. Nts., 11/15/13                                                                16,325,000        17,182,063
---------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc.:
6.375% Sr. Unsec. Nts., 6/15/15                                                          5,400,000         5,157,000
8.375% Sr. Unsec. Nts., 3/15/13                                                          9,900,000        10,481,625
---------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                         16,800,000        16,947,000
7% Sr. Unsec. Nts., 10/1/13                                                              3,380,000         3,498,300
7.125% Sr. Unsec. Nts., 2/1/16                                                           3,900,000         4,046,250
---------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14           3,000,000         3,045,000
---------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                     3,500,000         3,670,625
---------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Nts., 11/15/16 3                                                   10,970,000        11,340,238
---------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                     4,899,000         4,801,020
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                       2,000,000         2,035,000
---------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                       5,055,000         4,972,856
---------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 6                                10,900,000         9,619,250
---------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp.:
8.50% Sr. Nts., 10/15/15 3                                                               7,730,000         7,942,575
8.50% Sr. Unsec. Nts., 10/15/15                                                          1,270,000         1,304,925
---------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                      3,993,000         4,127,764


                      18 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MEDIA Continued
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                       $     6,800,000   $     6,001,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                     2,500,000         2,287,500
---------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 3,6                                                6,020,000         4,244,100
10% Sr. Nts., 8/1/14 3                                                                  15,135,000        16,572,825
---------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.61% Sr. Sec. Nts., 1/15/13 2,3                           6,235,000         6,531,163
---------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                     6,300,000         6,552,000
8.875% Sr. Unsec. Nts., 5/15/11                                                          4,593,000         4,742,273
---------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 3                                  2,405,000         2,447,088
---------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                              15,020,000        14,682,050
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                              16,770,000        16,392,675
6.875% Sr. Nts., 1/15/13                                                                11,900,000        11,632,250
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                             16,645,000        17,768,538
---------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 3                      7,000,000         7,595,000
---------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                           3,900,000         4,041,375
---------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                                  4,500,000         4,809,375
---------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                        19,900,000        20,696,000
---------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                             4,320,000         4,357,800
---------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                              6,400,000         6,544,000
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                               1,500,000         1,522,500
---------------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                                       4,400,000         4,213,000
---------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 6                                 11,979,000         9,223,830
---------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 9.75% Sr. Unsec. Nts., 5/1/14                         7,850,000         7,957,938
                                                                                                     ----------------
                                                                                                         406,993,606

---------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14                       8,400,000         9,061,500
---------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                             8,995,000         9,894,500
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                                   2,245,000         2,514,400
                                                                                                     ----------------
                                                                                                          21,470,400

---------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.7%
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                 3,400,000         3,383,000
---------------------------------------------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec. Nts., 10/1/12                                              6,800,000         7,242,000
---------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,4,5                                       700,000            94,500


                      19 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Linens 'N Things, Inc., 10.985% Sr. Sec. Nts., 1/15/14 2                           $     6,790,000   $     6,348,650
---------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                        2,200,000         2,227,500
                                                                                                     ----------------
                                                                                                          19,295,650

---------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                                  4,190,000         4,483,300
---------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                               12,051,000        13,286,228
---------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 1                                       2,500,000         2,600,000
---------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                        4,120,000         3,903,700
                                                                                                     ----------------
                                                                                                          24,273,228

---------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.9%
---------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.4%
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                                                                   6,225,000         6,333,938
8.125% Sr. Sub. Nts., 1/15/12                                                            4,000,000         4,160,000
                                                                                                     ----------------
                                                                                                          10,493,938

---------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                           7,127,000         7,299,324
---------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                        22,767,000        27,468,864
---------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                          8,200,000         8,938,000
---------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125% Sr. Sec. Nts., 5/1/10                                             5,250,000         5,420,625
---------------------------------------------------------------------------------------------------------------------
Supervalu, Inc., 7.50% Sr. Nts., 11/15/14                                                4,580,000         4,797,550
                                                                                                     ----------------
                                                                                                          53,924,363

---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.5%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                      2,000,000         1,987,500
8.625% Sr. Sub. Nts., 12/15/12                                                           6,900,000         7,210,500
---------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                                           1,610,000         1,545,600
8.625% Sr. Nts., 5/1/09                                                                  4,200,000         4,210,500
8.875% Sr. Unsec. Nts., 3/15/11                                                            942,000           934,935
---------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                              5,600,000         4,564,000
---------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% Sr. Nts., 4/1/15 1,7                                                               1,852,000         1,831,165
10.625% Sr. Sub. Nts., 4/1/17 1,7                                                       11,035,000        10,910,856
---------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7% Sr. Nts., 8/1/11                                                                      2,100,000         2,139,375
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                     2,240,000         2,273,600
8% Sr. Nts., Series B, 10/15/09 1                                                        2,800,000         2,933,000
                                                                                                     ----------------
                                                                                                          40,541,031


                      20 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                       $     4,450,000   $     4,361,000
---------------------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 3                                    2,435,000         2,641,975
---------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                              10,500,000         8,452,500
                                                                                                     ----------------
                                                                                                          15,455,475

---------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.0%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                               5,150,000         5,278,750
---------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                 5,000,000         5,250,000
9.375% Sr. Unsec. Sub. Nts., 6/1/11 1                                                    4,435,000         4,606,856
---------------------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Nts., 11/15/14 3                                                               8,464,000         8,739,080
10.50% Sr. Sub. Nts., 11/15/16 3                                                         5,203,000         5,372,098
                                                                                                     ----------------
                                                                                                          29,246,784

---------------------------------------------------------------------------------------------------------------------
TOBACCO--0.5%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                    12,010,000        12,645,449
---------------------------------------------------------------------------------------------------------------------
ENERGY--8.4%
---------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Basic Energy Services, Inc., 7.125% Sr. Unsec. Nts., 4/15/16                             2,390,000         2,342,200
---------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                            4,900,000         5,169,500
---------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                           1,324,000         1,337,240
---------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts., 4/15/13                                               2,870,000         2,755,200
---------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Unsec. Nts., 2/15/14                                        3,840,000         4,070,400
---------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                         5,300,000         5,399,375
                                                                                                     ----------------
                                                                                                          21,073,915

---------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.6%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                         5,300,000         5,240,375
---------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                             2,390,000         2,473,650
---------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                        1,380,000         1,380,000
---------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                          6,500,000         6,500,000
6.875% Sr. Unsec. Nts., 1/15/16                                                         12,304,000        12,519,320
7.50% Sr. Nts., 6/15/14                                                                  3,000,000         3,157,500
---------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                               990,000           935,550
---------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                7,155,000         7,029,788
---------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                        2,410,000         2,506,400
---------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                           14,000,000        14,700,000
---------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                 4,800,000         4,896,000
---------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                    3,900,000         3,968,250


                      21 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                $     2,600,000   $     2,606,500
---------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                            4,175,000         4,404,625
---------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                        24,037,000        26,043,921
---------------------------------------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                                                                3,350,000         3,400,250
6.875% Sr. Unsec. Nts., 12/15/13                                                           860,000           820,225
---------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                           10,400,000        10,452,000
---------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25%
Sr. Unsec. Nts., 9/15/15                                                                   975,000           976,539
---------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                          5,000,000         5,112,500
---------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.:
6.875% Sr. Unsec. Sub. Nts., 10/1/17                                                     1,800,000         1,764,000
7.875% Sr. Unsec. Sub. Nts., 5/1/13                                                      2,360,000         2,389,500
---------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                     4,400,000         4,753,184
---------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                7,195,000         7,123,050
---------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                            4,080,000         4,039,200
7.375% Sr. Sub. Nts., 7/15/13                                                            3,300,000         3,386,625
7.50% Sr. Sub. Nts., 5/15/16                                                             9,325,000         9,651,375
---------------------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13 3                                                          6,815,000         6,883,150
7.50% Sr. Sec. Nts., 11/30/16 3                                                         13,635,000        13,771,350
---------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                     2,760,000         2,594,400
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                     6,700,000         6,708,375
---------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 3                                         4,785,000         4,904,625
---------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                          3,375,000         3,653,438
---------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                                                           1,775,000         1,808,281
6.625% Sr. Unsec. Nts., 11/1/15                                                          1,775,000         1,806,063
---------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                              4,600,000         4,542,500
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                       3,200,000         3,160,000
---------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                      2,800,000         2,947,000
8.75% Unsec. Nts., 3/15/32                                                               5,000,000         5,787,500
---------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 1                               1,600,000         1,614,000
                                                                                                     ----------------
                                                                                                         212,411,009


                      22 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.1%
---------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.6%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14                                                      $     3,880,000   $     3,986,700
9.23% Sr. Sec. Nts., 9/15/14 2                                                           3,880,000         3,996,400
---------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                          2,670,000         2,803,500
8% Sr. Nts., 6/15/11                                                                     4,165,000         4,404,488
                                                                                                     ----------------
                                                                                                          15,191,088

---------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
ABN Amro Bank NV (NY Branch), 6% Sec. Nts., 11/5/17 1,2                                  2,878,011         2,878,011
---------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                   656,000           676,500
                                                                                                     ----------------
                                                                                                           3,554,511

---------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 1                                       3,265,000         3,379,275
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Disc. Nts., 10/1/12 6                      1,700,000         1,534,250
---------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                      4,860,000         4,981,500
---------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3                                                 4,170,000         4,368,075
---------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                           1,550,000         1,606,188
10.11% Sr. Unsec. Nts., 5/1/10 2                                                         1,550,000         1,606,188
                                                                                                     ----------------
                                                                                                          14,096,201

---------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 2                                              6,092,000         6,556,515
---------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875% Sr. Unsub. Nts., 11/1/14                                1,370,000         1,397,400
---------------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                                                       8,400,000         8,379,000
6.75% Sr. Nts., Series Q, 6/1/16                                                         1,800,000         1,822,500
---------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                            2,915,000         3,031,600
                                                                                                     ----------------
                                                                                                          21,187,015

---------------------------------------------------------------------------------------------------------------------
HEALTH CARE--4.1%
---------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14                             2,390,000         2,216,725
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 1                      2,200,000         2,304,500
---------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                      3,850,000         4,109,875
                                                                                                     ----------------
                                                                                                           6,414,375


                      23 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.6%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                               $     4,000,000   $     4,300,000
---------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                     5,200,000         5,382,000
---------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                          4,950,000         4,974,750
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                      6,960,000         7,073,100
---------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                             5,600,000         5,684,000
---------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                     2,400,000         2,562,000
---------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                                                         19,407,000        16,617,244
---------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 3                                            3,525,000         3,851,063
---------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                              100,000           100,875
6.875% Sr. Sub. Nts., 12/15/15                                                             575,000           582,906
---------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                         2,465,000         2,514,300
---------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                8,633,000         7,812,865
---------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                 6,180,000         5,809,200
7.375% Nts., 2/1/13                                                                        403,000           376,301
9.875% Sr. Nts., 7/1/14                                                                 10,475,000        10,632,125
---------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                              3,850,000         4,129,125
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                     3,850,000         4,312,000
---------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 6                  14,495,000        11,849,663
                                                                                                     ----------------
                                                                                                          98,563,517

---------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11 1                     5,700,000         5,543,250
---------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.5%
---------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                   4,800,000         4,824,000
---------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                    993,000         1,024,041
---------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 3                                                2,400,000         2,496,000
---------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                  3,900,000         3,958,500
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                                     1,700,000         1,725,500
7.625% Sr. Sub. Nts., 2/1/18                                                             1,710,000         1,786,950
---------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                            3,267,000         3,189,409
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                     2,400,000         2,370,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                          6,075,000         6,052,219
7.625% Sr. Sub. Nts., 6/15/12                                                            3,100,000         3,208,500
                                                                                                     ----------------
                                                                                                          30,635,119


                      24 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp.:
12.125% Sr. Unsec. Unsub. Nts., 6/15/10 1,4,5                                      $     2,000,000   $            --
13% Sr. Unsec. Nts., 2/1/09 1,4,5                                                       13,545,000                --
                                                                                                     ----------------
                                                                                                                  --

---------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                 3,500,000         3,657,500
---------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                 2,150,000         2,211,813
---------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                  4,300,000         4,343,000
---------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                       3,550,000         3,470,125
                                                                                                     ----------------
                                                                                                          13,682,438

---------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.5%
Allied Waste North America, Inc.:
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                 18,850,000        19,227,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                   1,100,000         1,166,000
---------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,4,5                    4,000,000                --
---------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.50% Sr. Nts., 2/1/15 3                                                  3,784,000         3,954,280
---------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                              5,600,000         5,516,000
---------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                      4,950,000         4,974,750
7.50% Sr. Nts., 5/1/11                                                                   2,700,000         2,787,750
---------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16                                     3,380,000         3,565,900
                                                                                                     ----------------
                                                                                                          41,191,680

---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                      2,700,000         2,693,250
---------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                           5,325,000         5,471,438
---------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                             1,172,000         1,236,460
                                                                                                     ----------------
                                                                                                           6,707,898

---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 3                      5,960,000         5,989,800
---------------------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Case New Holland, Inc.:
7.125% Sr. Unsec. Nts., 3/1/14                                                           3,860,000         4,033,700
9.25% Sr. Nts., 8/1/11                                                                   3,900,000         4,114,500
---------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                                          3,600,000         3,366,000
---------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                   3,965,000         4,044,300


                      25 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MACHINERY Continued
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                           $     1,200,000   $     1,230,000
10.50% Sr. Sub. Nts., 8/1/12                                                             4,348,000         4,646,925
---------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                     8,300,000         8,092,500
---------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                        4,500,000         4,477,500
                                                                                                     ----------------
                                                                                                          34,005,425

---------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% Sr. Nts., 5/15/14                                                                 4,200,000         4,305,000
7.75% Sr. Nts., 5/15/16 3                                                                2,395,000         2,448,888
7.86% Sr. Nts., 5/15/14 2,3                                                                955,000           978,875
---------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                             865,000           936,363
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                                      8,185,000         9,371,825
---------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                          4,800,000         4,932,000
---------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                650,000           646,750
7.50% Sr. Unsec. Nts., 11/1/13                                                           5,476,000         5,585,520
---------------------------------------------------------------------------------------------------------------------
TDS Investor Corp., 11.875% Sr. Sub. Nts., 9/1/16 3                                      7,600,000         8,369,500
                                                                                                     ----------------
                                                                                                          37,574,721

---------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Ashtead Capital, Inc., 9% Nts., 8/15/16 3                                                2,305,000         2,466,350
---------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                            2,540,000         2,711,450
---------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                    3,745,000         3,885,438
---------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                         24,200,000        24,260,500
                                                                                                     ----------------
                                                                                                          33,323,738

---------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                                      3,152,000         3,325,360
---------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.0%
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.8%
NXP BV/NXP Funding LLC, 9.50% Sr. Bonds, 10/15/15 3                                     19,834,000        20,577,775
---------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 4,5                   8,625,000                86
                                                                                                     ----------------
                                                                                                          20,577,861

---------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 3                                                                 1,220,000         1,274,900
11.75% Sr. Sub. Nts., 8/1/16 3                                                           2,380,000         2,567,425
                                                                                                     ----------------
                                                                                                           3,842,325


                      26 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,4,5 [EUR]                       7,618,952   $            --
---------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,4,5                       2,562,215                --
---------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,4,5 [EUR]                                4,250,000                --
                                                                                                     ----------------
                                                                                                                  --

---------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.2%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13 1                                                                      6,680,000         7,147,600
---------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14                             4,235,000         4,362,050
---------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                                                             1,800,000         1,845,000
8.625% Sr. Unsec. Sub. Nts., 4/1/13                                                      4,000,000         4,136,000
---------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                                                          2,230,000         2,402,825
10.25% Sr. Unsec. Sub. Nts., 8/15/15                                                    13,190,000        14,459,538
                                                                                                     ----------------
                                                                                                          34,353,013

---------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
Conexant Systems, Inc., 9.11% Sr. Sec. Nts., 11/15/10 2,3                                2,400,000         2,490,000
---------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 10.125% Sr. Sub. Nts., 12/15/16 3                        20,661,000        20,815,958
                                                                                                     ----------------
                                                                                                          23,305,958

---------------------------------------------------------------------------------------------------------------------
MATERIALS--9.3%
---------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.7%
BCP Crystal US Holdings Corp., 9.625% Sr. Sub. Nts., 6/15/14                             8,837,000        10,082,310
---------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 0%/10.50%
Sr. Unsec. Disc. Nts., Series B, 10/1/14 6                                               6,200,000         5,789,250
---------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                            293,000           309,848
10.625% Sr. Unsec. Nts., 5/1/11                                                          8,400,000         8,904,000
---------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp., 10.75% Sr. Sub. Nts., 10/15/16                                       7,730,000         7,459,450
---------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.875% Sr. Unsec. Sub. Nts., 11/13/14 3                                                  1,365,000         1,417,894
8.375% Sr. Sub. Nts., 1/1/15 2,3                                                         1,800,000         1,836,000
---------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 2                                                        3,860,000         4,332,850
11.625% Sr. Unsec. Nts., 10/15/10                                                          190,000           206,863
---------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 3                                          2,910,000         2,800,875
---------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                     1,710,000         1,778,400
---------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 6                      4,150,000         3,511,938


                      27 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                                                        $     7,280,000   $     7,662,200
8.25% Sr. Unsec. Nts., 9/15/16                                                           3,880,000         4,171,000
10.50% Sr. Sec. Nts., 6/1/13                                                             2,400,000         2,640,000
11.125% Sr. Sec. Nts., 7/15/12                                                           1,700,000         1,827,500
---------------------------------------------------------------------------------------------------------------------
Mosaic Global Holdings, Inc.:
7.375% Sr. Nts., 12/1/14 3                                                               1,915,000         2,005,963
7.625% Sr. Nts., 12/1/16 3                                                               1,915,000         2,029,900
---------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                            2,000,000         2,040,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                    1,385,000         1,468,100
---------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Unsec. Nts., 12/1/12                1,000,000         1,065,000
                                                                                                     ----------------
                                                                                                          73,339,341

---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 6                                  12,185,000         8,895,050
---------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.4%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                     4,800,000         4,782,000
---------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                           4,310,000         4,503,950
---------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                            450,000           459,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                   17,300,000        17,732,500
---------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                  6,400,000         6,688,000
9.50% Sr. Sub. Nts., 8/15/13                                                             3,200,000         3,420,000
---------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                     1,250,000         1,218,750
8.25% Sr. Unsec. Nts., 10/1/12                                                           7,668,000         7,706,340
---------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                           1,948,000         2,079,490
---------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                               900,000           933,750
8.25% Sr. Unsec. Nts., 5/15/13                                                           4,893,000         5,125,418
8.75% Sr. Sec. Nts., 11/15/12                                                            9,400,000         9,940,500
8.875% Sr. Sec. Nts., 2/15/09 1                                                          6,769,000         6,938,225
---------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec. Nts., 6/15/09 5,8                                          3,329,835         3,787,687
---------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                               5,975,000         5,116,094
---------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 8.375% Sr. Nts., 7/1/12                                           1,240,000         1,249,300
---------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 3                                       1,490,000         1,676,250
---------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                      11,500,000        11,543,125
                                                                                                     ----------------
                                                                                                          94,900,379


                      28 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.7%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                     $     4,093,000   $     4,179,976
7.875% Sr. Unsec. Nts., 2/15/09                                                            700,000           703,500
---------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                     6,000,000         6,195,000
---------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Unsec. Sub. Nts., Series B, 12/1/15                   5,040,000         5,115,600
---------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,4,5               1,247,000                --
---------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                      1,700,000         1,819,000
---------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                            8,373,000         9,252,475
---------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 1                                 3,646,000         3,974,140
---------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 2                                          9,290,000         9,870,625
---------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                            3,000,000         3,071,250
---------------------------------------------------------------------------------------------------------------------
United States Steel Corp., 9.75% Sr. Nts., 5/15/10                                       2,944,000         3,105,920
                                                                                                     ----------------
                                                                                                          47,287,486

---------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.2%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15                  4,300,000         4,063,500
---------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                                                       2,500,000         2,543,750
8.85% Unsec. Bonds, 8/1/30                                                               2,600,000         2,327,000
---------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                          2,835,000         2,927,138
---------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                      2,000,000         2,100,000
---------------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                            500,000           510,000
---------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                       4,000,000         4,000,000
---------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 3,8 [EUR]                                      1,838,618         2,646,457
---------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                      2,485,000         2,503,638
---------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                  4,400,000         4,279,000
---------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper, Inc.:
9.11% Sr. Sec. Nts., 8/1/14 2,3                                                          2,775,000         2,858,250
11.375% Sr. Sub. Nts., 8/1/16 3                                                          2,775,000         2,920,688
                                                                                                     ----------------
                                                                                                          33,679,421

---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.4%
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.1%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 3                                  20,800,000        20,748,000
---------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts., 6/15/16 3                                        1,570,000         1,789,800
---------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 2                                                                8,300,000         8,694,250
8.625% Sr. Nts., 1/15/15                                                                   325,000           349,375
---------------------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc.:
8.75% Sr. Nts., 2/15/17 3                                                                5,000,000         5,062,500
9.25% Sr. Nts., 11/1/14 3                                                                8,375,000         8,647,188


                      29 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 3                       $     2,375,000   $     2,553,125
---------------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                  2,075,000         2,199,500
---------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 3                                                                   1,995,000         2,206,969
9% Sr. Unsec. Nts., 8/15/14                                                              6,500,000         7,068,750
---------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,4,5                                 8,000,000           360,000
---------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                        5,200,000         5,349,500
7.90% Unsec. Nts., 8/15/10                                                               3,143,000         3,292,293
---------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts., 2/15/11 2          2,600,000         2,674,750
---------------------------------------------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Unsec. Nts., 10/1/14                                                           4,645,000         4,923,700
8.875% Unsec. Unsub. Nts., 3/15/12                                                      18,900,000        20,979,000
---------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,4,5                                           4,550,000                --
---------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14               13,650,000        14,673,750
---------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15            2,490,000         2,695,425
---------------------------------------------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Nts., 10/15/14 3                                                               5,810,000         6,042,400
11% Sr. Sub. Nts., 10/15/16 3                                                            3,895,000         4,128,700
---------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                                    3,500,000         3,806,250
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                                   12,900,000        14,173,875
---------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,4,5                             4,500,000                --
                                                                                                     ----------------
                                                                                                         142,419,100

---------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.3%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                  4,200,000         4,448,237
11% Sr. Unsec. Nts., 7/31/10                                                               293,000           313,177
---------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                  1,464,000         1,557,330
---------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                         1,500,000         1,552,500
7.50% Sr. Nts., 5/1/12                                                                  10,050,000        10,477,125
---------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,4,5                        13,969,000                --
---------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                               12,500,000        13,562,500
---------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10% Sr. Unsec. Nts., 1/1/13                             2,500,000         2,709,375
---------------------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 9.375% Sr. Nts., 11/1/14 3                                 4,585,000         4,883,025
---------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                             3,140,000         3,348,025


                      30 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                           $     5,368,000   $     5,555,880
9.61% Sr. Unsec. Nts., 10/15/12 2                                                        1,470,000         1,519,613
---------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                          21,580,000        22,340,695
---------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                           5,450,000         5,693,021
---------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                                 4,300,000         4,429,000
7.50% Sec. Nts., 3/15/15                                                                 5,150,000         5,607,063
8% Sr. Sub. Nts., 12/15/12                                                               2,550,000         2,715,750
---------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                            17,243,000        17,846,505
9.875% Sr. Nts., 2/1/10                                                                  5,800,000         6,148,000
---------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                               24,552,000        29,040,253
---------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                             3,125,000         3,413,416
                                                                                                     ----------------
                                                                                                         147,160,490

---------------------------------------------------------------------------------------------------------------------
UTILITIES--6.0%
---------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.1%
AES Corp. (The), 8.375% Sr. Unsec. Unsub. Nts., 3/1/11 [GBP]                             2,500,000         5,079,501
---------------------------------------------------------------------------------------------------------------------
Edison Mission Energy:
7.50% Sr. Unsec. Nts., 6/15/13                                                           2,360,000         2,448,500
7.75% Sr. Unsec. Nts., 6/15/16                                                           3,405,000         3,566,738
---------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                     20,400,000        22,236,000
---------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.:
6.75% Sr. Sec. Nts., 12/15/14                                                            3,800,000         4,032,750
9.25% Sr. Sec. Nts., 7/15/10                                                             2,293,000         2,427,714
9.50% Sr. Sec. Nts., 7/15/13                                                            11,560,000        12,643,750
---------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                 5,674,000         5,820,395
                                                                                                     ----------------
                                                                                                          58,255,348

---------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--3.5%
AES Corp. (The):
7.75% Sr. Unsec. Unsub. Nts., 3/1/14                                                     1,800,000         1,899,000
8.75% Sr. Sec. Nts., 5/15/13 3,9                                                         7,000,000         7,490,000
---------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19 1                                               3,170,459         3,463,726
9.20% Sr. Sec. Bonds, Series B, 11/30/29 1                                               1,500,000         1,717,500
---------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                    6,899,000         6,950,743
8.75% Sr. Nts., 2/15/12                                                                  5,386,000         5,749,555
---------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                           23,700,000        24,411,000
9.125% Sr. Unsec. Nts., 5/1/31                                                           5,100,000         5,457,000


                      31 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS Continued
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A, 6/30/12  $     5,082,051   $     5,383,798
---------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                                12,000,000        12,345,000
7.375% Sr. Nts., 2/1/16                                                                 22,355,000        23,025,650
                                                                                                     ----------------
                                                                                                          97,892,972

---------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                             2,100,000         2,126,794
---------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                  2,293,000         2,364,656
7.75% Sr. Nts., 8/1/10                                                                   2,700,000         2,875,500
---------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                        2,630,000         2,598,272
                                                                                                     ----------------
                                                                                                           7,838,428
                                                                                                     ----------------
Total Corporate Bonds and Notes (Cost $2,323,907,115)                                                  2,348,874,781

                                                                                            SHARES
---------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.8%
---------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,4,8                                 247,589                --
---------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,4               43,000                --
---------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,4,8                                      3,728                --
---------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 1,4,8                                                                  1,701        13,265,487
9.75% Cv., Series AI 1,4,8                                                                       1             5,460
---------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 1,8                                         5,200         1,075,750
---------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                            52,500         8,182,125
                                                                                                     ----------------
Total Preferred Stocks (Cost $32,413,943)                                                                 22,528,822

---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.4%
---------------------------------------------------------------------------------------------------------------------
Adelphia Contingent Value Vehicle 1,4                                                   16,980,552         1,698,055
---------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 1,4                                                                      45,938           689,070
---------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,4                                                       152,627                --
---------------------------------------------------------------------------------------------------------------------
Dynegy, Inc. 4                                                                                  20               185
---------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,4                                                                  288,828                --
---------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., Cl. A 4                                                           257,214         9,637,809
---------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,4                                                                         18,265               183
                                                                                                     ----------------
Total Common Stocks (Cost $12,734,851)                                                                    12,025,302


                      32 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                               VALUE
                                                                                             UNITS        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
---------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11 4                                                      5,633   $        40,421
---------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,4                                       7,450                --
---------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,4                                     4,190                --
                                                                                                     ----------------
Total Rights, Warrants and Certificates (Cost $42,773)                                                        40,421

                                                                                         PRINCIPAL
                                                                                            AMOUNT
---------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--0.4%
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2006-1, 7.55%, 5/1/16 1,10 (Cost $10,344,321)                   $    10,230,000        10,656,898

                                                                                            SHARES
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--12.8%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 11,12,13
(Cost $353,596,077)                                                                    353,596,077       353,596,077
---------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,737,947,167)                                             99.1%    2,748,926,664
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                0.9        24,593,023
                                                                                   ----------------------------------
NET ASSETS                                                                                   100.0%  $ 2,773,519,687
                                                                                   ==================================


                      33 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

EUR       Euro
GBP       British Pound Sterling

1. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $100,078,492, which represents 3.61% of the Fund's net assets. See Note 8 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $321,134,491 or 11.58% of the Fund's net assets as of March 31, 2007.

4. Non-income producing security.

5. Issue is in default. See Note 1 of accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See Note 1 of accompanying Notes.

8. Interest or dividend is paid-in-kind, when applicable.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $5,189,500. See Note 6 of accompanying Notes.

10. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

11. Rate shown is the 7-day yield as of March 31, 2007.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                      SHARES                                            SHARES
                                               SEPTEMBER 30,            GROSS            GROSS       MARCH 31,
                                                        2006        ADDITIONS       REDUCTIONS            2007
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.23%                                              --      690,791,638      337,195,561     353,596,077
Prandium, Inc.*                                      323,326          459,132          782,458              --

                                                                        VALUE         DIVIDEND        REALIZED
                                                                   SEE NOTE 1           INCOME            LOSS
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.23%                                                   $  353,596,077   $   4,496,571    $          --
Prandium, Inc.*                                                            --             --         9,202,439
                                                               ------------------------------------------------
                                                               $  353,596,077   $   4,496,571    $   9,202,439
                                                               ================================================

*Received as a result of a merger with Oppenheimer High Yield Fund.

13. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      34 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2007
-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,384,351,090)                                                $  2,395,330,587
Affiliated companies (cost $353,596,077)                                                         353,596,077
                                                                                            -----------------
                                                                                               2,748,926,664
-------------------------------------------------------------------------------------------------------------
Cash                                                                                               1,666,027
-------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums paid $179,748)                                                             912,725
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                        50,418,661
Investments sold (including $7,167,860 sold on a when-issued basis or forward commitment)         11,549,817
Shares of beneficial interest sold                                                                 2,500,160
Futures margins                                                                                      535,172
Other                                                                                                 54,787
                                                                                            -----------------
Total assets                                                                                   2,816,564,013

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums paid $2,595,743)                                                         9,077,235
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment                                21,841,613
Shares of beneficial interest redeemed                                                             6,101,975
Dividends                                                                                          3,785,465
Distribution and service plan fees                                                                 1,591,053
Transfer and shareholder servicing agent fees                                                        413,614
Shareholder communications                                                                           126,522
Trustees' compensation                                                                                43,791
Other                                                                                                 63,058
                                                                                            -----------------
Total liabilities                                                                                 43,044,376

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $  2,773,519,687
                                                                                            =================

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $        289,943
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     3,171,918,631
-------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                   (4,196,643)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                  (393,970,300)
-------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                   (521,944)
                                                                                            -----------------
NET ASSETS                                                                                  $  2,773,519,687
                                                                                            =================


                      35 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $1,928,040,155 and 201,508,880 shares of beneficial interest outstanding)           $  9.57
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                            $ 10.05
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $311,581,062 and 32,600,809 shares of beneficial interest outstanding)              $  9.56
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $304,742,833 and 31,884,419 shares of beneficial interest outstanding)              $  9.56
-----------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $50,430,694 and 5,269,339 shares of beneficial interest outstanding)                $  9.57
-----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $178,724,943 and 18,679,965 shares of beneficial interest outstanding)   $  9.57

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      36 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2007
----------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------
Interest                                                            $ 101,163,135
----------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $197)         561,658
Affiliated companies                                                    4,496,571
----------------------------------------------------------------------------------
Portfolio lending fees                                                         53
                                                                    --------------
Total investment income                                               106,221,417

----------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------
Management fees                                                         7,474,358
----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 2,264,525
Class B                                                                 1,628,546
Class C                                                                 1,497,080
Class N                                                                   122,370
----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 1,635,188
Class B                                                                   310,455
Class C                                                                   288,460
Class N                                                                    89,153
Class Y                                                                    48,258
----------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   123,054
Class B                                                                    36,289
Class C                                                                    24,639
Class N                                                                     2,741
Class Y                                                                        20
----------------------------------------------------------------------------------
Trustees' compensation                                                     25,790
----------------------------------------------------------------------------------
Custodian fees and expenses                                                11,014
----------------------------------------------------------------------------------
Administration service fees                                                   750
----------------------------------------------------------------------------------
Other                                                                     217,398
                                                                    --------------
Total expenses                                                         15,800,088
Less reduction to custodian expenses                                       (4,273)
Less waivers and reimbursements of expenses                               (91,391)
                                                                    --------------
Net expenses                                                           15,704,424

----------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  90,516,993


                      37 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
   Unaffiliated companies                                                 $  25,523,059
   Affiliated companies                                                      (9,202,439)
Closing and expiration of futures contracts                                   3,089,240
Foreign currency transactions                                                 1,027,416
Swap contracts                                                                2,434,389
Net increase from payments by affiliates                                        144,064
                                                                          --------------
Net realized gain                                                            23,015,729
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                  17,909,858
Translation of assets and liabilities denominated in foreign currencies       1,787,925
Futures contracts                                                                28,828
Swap contracts                                                               (8,181,479)
                                                                          --------------
Net change in unrealized depreciation                                        11,545,132

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 125,077,854
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      38 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       SIX MONTHS              YEAR
                                                                            ENDED             ENDED
                                                                   MARCH 31, 2007     SEPTEMBER 30,
                                                                      (UNAUDITED)              2006
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment income                                             $    90,516,993    $    90,703,621
-----------------------------------------------------------------------------------------------------
Net realized gain                                                      23,015,729         17,705,956
-----------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                  11,545,132        (30,856,929)
                                                                  -----------------------------------
Net increase in net assets resulting from operations                  125,077,854         77,552,648

-----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                               (64,301,057)       (61,866,761)
Class B                                                               (10,054,662)       (14,733,818)
Class C                                                                (9,257,754)       (12,141,825)
Class N                                                                (1,606,476)        (1,974,952)
Class Y                                                                (5,317,608)            (6,663)
                                                                  -----------------------------------
                                                                      (90,537,557)       (90,724,019)

-----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                             1,017,928,764        (42,302,136)
Class B                                                               104,592,481        (91,948,073)
Class C                                                               112,808,791        (28,968,855)
Class N                                                                18,156,473          1,406,198
Class Y                                                               174,702,060          2,452,992
                                                                  -----------------------------------
                                                                    1,428,188,569       (159,359,874)

-----------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
Total increase (decrease)                                           1,462,728,866       (172,531,245)
-----------------------------------------------------------------------------------------------------
Beginning of period                                                 1,310,790,821      1,483,322,066
                                                                  -----------------------------------

End of period (including accumulated net investment loss
of $4,196,643 and $4,176,079, respectively)                       $ 2,773,519,687    $ 1,310,790,821
                                                                  ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      39 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                           MARCH 31, 2007                                                              SEPT. 30,
CLASS A                                       (UNAUDITED)          2006          2005            2004         2003          2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $         9.32    $     9.40    $     9.50    $       9.17   $     8.05   $      9.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .33 1         .64 1         .62 1           .69          .78           .77
Net realized and unrealized gain (loss)               .25          (.08)         (.09)            .33         1.12          (.95)
                                           ---------------------------------------------------------------------------------------
Total from investment operations                      .58           .56           .53            1.02         1.90          (.18)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.33)         (.64)         (.63)           (.69)        (.78)         (.77)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $         9.57    $     9.32    $     9.40    $       9.50   $     9.17   $      8.05
                                           =======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   6.27%         6.12%         5.65%          11.40%       24.62%        (2.49)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $    1,928,040    $  886,223    $  936,925    $  1,003,748   $  876,600   $   659,017
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $    1,858,506    $  904,474    $  992,935    $    953,063   $  783,469   $   718,443
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                6.94%         6.84%         6.52%           7.28%        8.98%         8.57%
Total expenses                                       1.01% 4       1.11%         1.08%           1.07%        1.08%         1.14%
Expenses after payments and waivers
and reduction to custodian expenses                  1.00%         1.11%         1.08%           1.07%        1.08%         1.14%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                25%           64%           53%             58%          68%           62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2007     1.02%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      40 | OPPENHEIMER CHAMPION INCOME FUND

                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                           MARCH 31, 2007                                                              SEPT. 30,
CLASS B                                       (UNAUDITED)          2006          2005            2004         2003          2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $         9.31    $     9.39    $     9.49    $       9.16   $     8.04   $      8.99
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .29 1         .57 1         .55 1           .61          .71           .70
Net realized and unrealized gain (loss)               .25          (.09)         (.10)            .34         1.12          (.95)
                                           ---------------------------------------------------------------------------------------
Total from investment operations                      .54           .48           .45             .95         1.83          (.25)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.29)         (.56)         (.55)           (.62)        (.71)         (.70)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $         9.56    $     9.31    $     9.39    $       9.49   $     9.16   $      8.04
                                           =======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   5.87%         5.33%         4.87%          10.58%       23.71%        (3.23)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $      311,581    $  202,567    $  297,056    $    425,072   $  479,887   $   432,009
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $      327,463    $  242,063    $  362,813    $    463,835   $  449,354   $   508,625
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                6.16%         6.09%         5.75%           6.57%        8.27%         7.85%
Total expenses                                       1.79% 4       1.87%         1.82%           1.81%        1.84%         1.89%
Expenses after payments and waivers
and reduction to custodian expenses                  1.78%         1.87%         1.82%           1.81%        1.84%         1.89%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                25%           64%           53%             58%          68%           62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2007     1.80%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      41 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                           MARCH 31, 2007                                                              SEPT. 30,
CLASS C                                       (UNAUDITED)          2006          2005            2004         2003          2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $         9.31    $     9.39    $     9.49    $       9.16   $     8.04   $      8.99
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .29 1         .57 1         .55 1           .62          .71           .70
Net realized and unrealized gain (loss)               .25          (.08)         (.10)            .33         1.12          (.95)
                                           ---------------------------------------------------------------------------------------
Total from investment operations                      .54           .49           .45             .95         1.83          (.25)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.29)         (.57)         (.55)           (.62)        (.71)         (.70)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $         9.56    $     9.31    $     9.39    $       9.49   $     9.16   $      8.04
                                           =======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   5.87%         5.34%         4.86%          10.59%       23.71%        (3.23)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $      304,743    $  187,917    $  218,850    $    246,301   $  240,077   $   180,131
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $      301,253    $  199,183    $  237,000    $    249,356   $  208,876   $   200,233
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                6.16%         6.09%         5.77%           6.55%        8.23%         7.83%
Total expenses                                       1.78% 4       1.86%         1.82%           1.82%        1.84%         1.89%
Expenses after payments and waivers
and reduction to custodian expenses                  1.77%         1.86%         1.82%           1.82%        1.84%         1.89%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                25%           64%           53%             58%          68%           62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2007     1.79%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      42 | OPPENHEIMER CHAMPION INCOME FUND

                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                           MARCH 31, 2007                                                              SEPT. 30,
CLASS N                                       (UNAUDITED)          2006          2005            2004         2003          2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $         9.32    $     9.41    $     9.51    $       9.17   $     8.05   $      9.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .31 1         .60 1         .58 1           .67          .75           .73
Net realized and unrealized gain (loss)               .25          (.09)         (.09)            .32         1.11          (.93)
                                           ---------------------------------------------------------------------------------------
Total from investment operations                      .56           .51           .49             .99         1.86          (.20)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.31)         (.60)         (.59)           (.65)        (.74)         (.75)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $         9.57    $     9.32    $     9.41    $       9.51   $     9.17   $      8.05
                                           =======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   6.06%         5.62%         5.23%          11.07%       24.10%        (2.71)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $       50,431    $   31,626    $   30,491    $     29,008   $   13,658   $     6,126
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $       49,464    $   30,578    $   30,252    $     22,249   $    9,534   $     3,398
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                6.51%         6.46%         6.12%           6.78%        8.47%         8.04%
Total expenses                                       1.45% 4       1.57%         1.55%           1.54%        1.71%         1.36%
Expenses after payments and waivers
and reduction to custodian expenses                  1.42%         1.48%         1.48%           1.48%        1.50%         1.36%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                25%           64%           53%             58%          68%           62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2007     1.46%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      43 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                            SIX MONTHS          PERIOD
                                                                                 ENDED           ENDED
                                                                        MARCH 31, 2007       SEPT. 30,
CLASS Y                                                                    (UNAUDITED)          2006 1
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $   9.32          $ 9.28
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                            .35             .05
Net realized and unrealized gain                                                   .25             .05
                                                                              -------------------------
Total from investment operations                                                   .60             .10
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                              (.35)           (.06)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $   9.57          $ 9.32
                                                                              =========================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                6.47%           1.04%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $178,725          $2,458
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $145,616          $1,058
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                             7.32%           7.65%
Total expenses                                                                    0.64% 5         0.63%
Expenses after payments and waivers and reduction to custodian expenses           0.63%           0.63%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             25%             64%

1. For the period from September 1, 2006 (inception of offering) to September 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended March 31, 2007         0.65%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      44 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange.


                      45 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Fund had purchased $21,841,613 of securities issued on a when-issued basis or


                      46 | OPPENHEIMER CHAMPION INCOME FUND
forward commitment and sold $7,167,860 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2007, securities with an aggregate market value of $10,115,123, representing 0.36% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                      47 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $389,324,209 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2007, it is estimated that the Fund will utilize $23,015,729 of capital loss carryforward to offset realized capital gains. During the fiscal year ended September 30, 2006, the Fund utilized $13,962,954 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of September 30, 2006, the Fund had available for federal income tax purposes capital loss carryforwards as follows:

                    EXPIRING
                    -------------------------------------
                    2009                     $ 18,608,810
                    2010                       94,306,197
                    2011                      235,839,091
                    2012                       63,585,840
                                             ------------
                    Total                    $412,339,938
                                             ============


                      48 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent


                      49 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED MARCH 31, 2007      YEAR ENDED SEPTEMBER 30, 2006 1
                                    SHARES              AMOUNT            SHARES             AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A
Sold                            19,223,355    $   205,105,684         21,546,013    $   200,623,875
Dividends and/or
distributions reinvested         4,907,327         46,755,270          5,028,376         46,855,564
Acquisition--Note 11           108,025,333      1,011,117,121                 --                 --
Redeemed                       (25,734,398)      (245,049,311) 2     (31,114,635)      (289,781,575) 3
                               -----------------------------------------------------------------------
Net increase (decrease)        106,421,617    $ 1,017,928,764         (4,540,246)   $   (42,302,136)
                               =======================================================================

------------------------------------------------------------------------------------------------------
CLASS B
Sold                             1,855,052    $    21,785,714          2,544,044    $    23,641,811
Dividends and/or
distributions reinvested           722,654          6,875,456          1,111,324         10,345,244
Acquisition--Note 11            17,042,821        159,350,375                 --                 --
Redeemed                        (8,779,759)       (83,419,064) 2     (13,518,843)      (125,935,128) 3
                               -----------------------------------------------------------------------
Net increase (decrease)         10,840,768    $   104,592,481         (9,863,475)   $   (91,948,073)
                               =======================================================================

------------------------------------------------------------------------------------------------------
CLASS C
Sold                             2,441,957    $    26,819,067          2,559,430    $    23,814,120
Dividends and/or
distributions reinvested           708,089          6,738,584            910,879          8,478,500
Acquisition--Note 11            12,784,836        119,538,213                 --                 --
Redeemed                        (4,235,105)       (40,287,073) 2      (6,582,386)       (61,261,475) 3
                               -----------------------------------------------------------------------
Net increase (decrease)         11,699,777    $   112,808,791         (3,112,077)   $   (28,968,855)
                               =======================================================================

------------------------------------------------------------------------------------------------------
CLASS N
Sold                               952,923    $     9,661,740          1,272,088    $    11,857,346
Dividends and/or
distributions reinvested           158,372          1,509,260            202,316          1,885,311
Acquisition--Note 11             1,906,127         17,841,351                 --                 --
Redeemed                        (1,140,150)       (10,855,878) 2      (1,323,345)       (12,336,459) 3
                               -----------------------------------------------------------------------
Net increase                     1,877,272    $    18,156,473            151,059    $     1,406,198
                               =======================================================================


                      50 | OPPENHEIMER CHAMPION INCOME FUND

                           SIX MONTHS ENDED MARCH 31, 2007    YEAR ENDED SEPTEMBER 30, 2006 1
                                   SHARES           AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS Y
Sold                            4,933,106    $  48,611,395          265,490    $    2,469,044
Dividends and/or
distributions reinvested          561,109        5,317,608              715             6,663
Acquisition--Note 11           14,000,558      131,045,225               --                --
Redeemed                       (1,078,566)     (10,272,168) 2        (2,447)          (22,715) 3
                           ---------------------------------------------------------------------
Net increase                   18,416,207    $ 174,702,060          263,758    $    2,452,992
                           =====================================================================

1. For the year ended September 30, 2006, for Class A, B, C and N shares, and for the period from September 1, 2006 (inception of offering) to September 30, 2006 for Class Y shares.

2. Net of redemption fees of $14,742, $2,597, $2,390, $392 and $1,155 for Class
A, Class B, Class C, Class N and Class Y, respectively.

3. Net of redemption fees of $12,977, $3,473, $2,858, $439 and $15 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in affiliated companies, for the six months ended March 31, 2007, were as follows:

                                          PURCHASES             SALES
            ---------------------------------------------------------
            Investment securities    $1,656,450,638      $566,475,969

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                      FEE SCHEDULE
                      -----------------------------------
                      Up to $250 million            0.70%
                      Next $250 million             0.65
                      Next $500 million             0.60
                      Next $500 million             0.55
                      Over $1.5 billion             0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2007, the Fund paid $2,209,555 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


                      51 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B, Class C and Class N shares were $33,560,252, $13,892,628 and $860,905, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                      52 | OPPENHEIMER CHAMPION INCOME FUND

                                            CLASS A         CLASS B         CLASS C         CLASS N
                            CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                          FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                      SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS              RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                   DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------------
March 31, 2007             $316,167          $1,658        $300,675          $9,627            $933
---------------------------------------------------------------------------------------------------

PAYMENTS, WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2007, OFS waived $4,695 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended March 31, 2007, the Manager waived $86,696 for IMMF management fees.

      The Distributor paid the Fund $144,064 in restitution as part of a settlement with respect to an investigation of certain agreements between the Distributor and various financial intermediaries that had selling agreements with the Distributor. The payment increased the Fund's total returns by less than 0.01%.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of March 31, 2007, the Fund had no outstanding foreign currency contracts.


                      53 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2007, the Fund had outstanding futures contracts as follows:

                                                                               UNREALIZED
                                EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                 DATES   CONTRACTS    MARCH 31, 2007   (DEPRECIATION)
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 2 yr.          6/29/07         731     $ 149,775,047     $    103,918
                                                                             -------------
CONTRACTS TO SELL
U.S. Treasury Nts., 10 yr.         6/20/07       3,433       371,193,125       (1,378,391)
U.S. Treasury Nts., 30 yr.         6/20/07         449        49,951,250          708,796
                                                                             -------------
                                                                                 (669,595)
                                                                             -------------
                                                                             $   (565,677)
                                                                             =============


                      54 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).


                      55 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS Continued

Information regarding such credit default swaps as of March 31, 2007 is as follows:

                                                  BUY/SELL    NOTIONAL         PAY/
                          REFERENCE                 CREDIT      AMOUNT      RECEIVE   TERMINATION     PREMIUM
COUNTERPARTY              ENTITY                PROTECTION       (000S)  FIXED RATE         DATES        PAID         VALUE
----------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                          Dow Jones
                          CDX North
                          America
                          Crossover
                          Index                       Sell   $   4,670        1.650%     12/20/11   $  78,387   $    43,497

                          Residential
                          Capital LLC                 Sell       7,246        1.750       3/20/08          --        38,379

                          Residential
                          Capital LLC                 Sell       9,306        1.220       3/20/08          --           536

                          Residential
                          Capital LLC                 Sell       4,648        1.200       3/20/08          --          (685)

                          Smithfield Foods,
                          Inc.                        Sell       4,730        1.500       3/20/12          --       (37,268)
----------------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.:
                          Allied Waste North
                          America, Inc.               Sell       1,000        1.880       3/20/12          --       (16,540)

                          Ford Motor
                          Credit Co.                  Sell      13,200        2.320       3/20/12          --      (462,810)

                          Univision
                          Communications,
                          Inc.                        Sell       2,301        1.100       6/20/08          --           (73)

                          Williams Cos., Inc.         Sell       7,000        1.110       3/20/12          --        32,985
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston, Inc.:
                          Dow Jones CDX
                          North America
                          Crossover Index             Sell       7,080        1.650      12/20/11     120,728        60,180

                          Dow Jones CDX
                          North America
                          Crossover Index             Sell      18,925        1.650      12/20/11     297,672       160,297


                      56 | OPPENHEIMER CHAMPION INCOME FUND

                                                  BUY/SELL    NOTIONAL         PAY/
                          REFERENCE                 CREDIT      AMOUNT      RECEIVE   TERMINATION     PREMIUM
COUNTERPARTY              ENTITY                PROTECTION       (000S)  FIXED RATE         DATES        PAID        VALUE
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston, Inc.: Continued
                          Dow Jones CDX
                          North America
                          High Yield Index            Sell   $   7,090        3.250%     12/20/11   $ 262,921   $   196,523

                          Ford Motor
                          Credit Co.                  Sell       4,100        2.550       3/20/12          --      (103,423)

                          Ford Motor
                          Credit Co.                  Sell      10,100        2.385       3/20/12          --      (330,779)

                          GMAC LLC                    Sell       9,605        1.390       3/20/17          --      (481,812)

                          HCA, Inc.                    Buy       4,610        0.750       6/20/08          --         1,893

                          HCA, Inc.                   Sell       4,610        3.250       6/20/12          --        33,153

                          Inco Ltd.                    Buy       2,315        0.580       3/20/17          --          (105)

                          Residential
                          Capital LLC                 Sell       4,648        1.300       3/20/08          --         4,302

                          Smithfield Foods,
                          Inc.                        Sell       4,650        1.490       3/20/12          --       (31,796)

                          Vale Overseas Ltd.          Sell       2,315        1.030       3/20/17          --         4,828

                          Williams Cos., Inc.         Sell       5,500        1.150       3/20/12          --        33,055

                          Williams Cos., Inc.         Sell       3,800        1.140       3/20/12          --        24,485
----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                          Dow Jones CDX
                          North America
                          Crossover Index             Sell      37,850        1.650      12/20/11     603,288       371,960

                          Dow Jones CDX
                          North America
                          Crossover Index             Sell       6,940        1.650      12/20/11     119,809        68,201

                          Dow Jones CDX
                          North America
                          Crossover Index             Sell      18,895        1.650      12/20/11     297,818       185,685

                          Dow Jones CDX
                          North America
                          High Yield Index            Sell      19,865        3.250      12/20/11     736,660       589,938

                          El Paso Corp.               Sell       7,640        1.030       3/20/12          --        34,906

                          Ford Motor Co.               Buy      11,510        3.050      12/20/08          --        45,637

                          Ford Motor Co.               Buy      14,375        3.300      12/20/08          --        (1,750)

                          Ford Motor Co.               Buy       9,690        3.650      12/20/08          --       (56,620)

                          Ford Motor Co.              Sell      14,385        5.800      12/20/16          --      (878,377)


                      57 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                  BUY/SELL    NOTIONAL         PAY/
                          REFERENCE                 CREDIT      AMOUNT      RECEIVE   TERMINATION     PREMIUM
COUNTERPARTY              ENTITY                PROTECTION       (000S)  FIXED RATE         DATES        PAID         VALUE
----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
                          Ford Motor Co.              Sell   $  17,975        5.850%     12/20/16   $      --   $(1,054,025)

                          Ford Motor Co.              Sell      12,110        6.000      12/20/16          --      (622,060)

                          Ford Motor
                          Credit Co.                  Sell      21,350        2.390       3/20/12          --      (681,208)

                          Ford Motor
                          Credit Co.                  Sell       7,120        2.340       3/20/12          --      (240,370)

                          General Motors
                          Corp.                        Buy      11,510        2.030      12/20/08          --        76,746

                          General Motors
                          Corp.                        Buy       9,690        2.550      12/20/08          --       (18,280)

                          General Motors
                          Corp.                       Sell      11,510        4.680      12/20/16          --      (392,452)

                          General Motors
                          Corp.                       Sell       9,690        4.750      12/20/16          --      (294,441)

                          GMAC LLC                    Sell       9,315        1.370       3/20/17          --      (486,050)

                          Inco Ltd.                    Buy       4,565        0.630       3/20/17          --       (28,519)

                          Inco Ltd.                    Buy       4,715        0.420       3/20/17          --        25,067

                          Vale Oversees Ltd.          Sell       4,565        1.050       3/20/17          --        67,777

                          Vale Oversees Ltd.          Sell       4,715        1.000       3/20/17          --        51,485

                          Williams Cos., Inc.         Sell       6,100        1.020       3/20/12          --        20,051
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                          General Motors
                          Corp.                        Buy       9,690        2.700      12/20/08          --      (106,125)

                          General Motors
                          Corp.                       Sell       9,690        4.950      12/20/16          --      (166,712)

                          GMAC LLC                    Sell       5,660        1.390       3/20/17          --      (305,541)

                          GMAC LLC                    Sell       4,650        1.390       3/20/17          --      (251,018)

                          GMAC LLC                    Sell      15,150        1.390       3/20/17          --      (817,834)

                          GMAC LLC                    Sell       2,115        1.370       3/20/17          --      (116,742)

                          K. Hovnanian
                          Enterprises, Inc.           Sell       6,661        2.000       6/20/08          --       (18,727)

                          K. Hovnanian
                          Enterprises, Inc.           Sell       9,189        2.000       6/20/08          --       (25,834)

                          K. Hovnanian
                          Enterprises, Inc.           Sell       9,195        1.800       6/20/08          --       (25,851)


                      58 | OPPENHEIMER CHAMPION INCOME FUND

                                                  BUY/SELL    NOTIONAL         PAY/
                          REFERENCE                 CREDIT      AMOUNT      RECEIVE   TERMINATION     PREMIUM
COUNTERPARTY              ENTITY                PROTECTION       (000S)  FIXED RATE         DATES        PAID         VALUE
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP: Continued
                          Residential
                          Capital LLC                 Sell   $   4,320        1.360%      3/20/08   $      --   $     2,494

                          Residential
                          Capital LLC                 Sell       4,638        1.180       3/20/08          --        (5,332)

                          Standard-Pacific
                          Corp.                       Sell      19,931        2.200       6/20/08          --            --
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
                          Ford Motor Co.               Buy       9,690        3.600      12/20/08          --       (93,438)

                          Ford Motor Co.              Sell      12,110        6.000      12/20/16          --      (598,732)

                          General Motors
                          Corp.                        Buy      14,375        2.350      12/20/08          --       (21,062)

                          General Motors
                          Corp.                       Sell      14,375        4.750      12/20/16          --      (419,281)

                          Inco Ltd.                    Buy       2,355        0.520       3/20/17          --         3,584
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                          Allied Waste North
                          America, Inc.               Sell       1,600        1.880       3/20/12          --       (21,708)

                          Allied Waste North
                          America, Inc.               Sell       4,650        1.880       3/20/12          --       (63,085)

                          Dow Jones CDX
                          North American
                          High Yield Index            Sell       4,642        3.250      12/20/11      89,874       125,625

                          Dow Jones CDX
                          North American
                          High Yield Index            Sell       4,642        3.250      12/20/11      89,874       125,625

                          GMAC LLC                    Sell       4,650        1.400       3/20/17          --      (249,355)

                          GMAC LLC                    Sell       4,985        1.400       3/20/17          --      (267,319)

                          HCA, Inc.                    Buy       4,630        0.725       3/20/08          --        (1,857)

                          HCA, Inc.                   Sell       4,630        3.225       3/20/12          --        80,829

                          Smithfield Foods,
                          Inc.                        Sell       6,100        1.580       3/20/12          --       (19,714)

                          Univision
                          Communications,
                          Inc.                        Sell       2,301        1.100       6/20/08          --        (1,352)

                          Univision
                          Communications,
                          Inc.                        Sell       4,594        1.150       6/20/08          --            --


                      59 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                  BUY/SELL    NOTIONAL         PAY/
                          REFERENCE                 CREDIT      AMOUNT      RECEIVE   TERMINATION       PREMIUM
COUNTERPARTY              ENTITY                PROTECTION      (000S)   FIXED RATE         DATES          PAID          VALUE
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                          Dow Jones CDX
                          North America
                          Crossover Index             Sell   $   4,675        1.650%     12/20/11   $    78,460   $     43,512

                          Ford Motor Co.               Buy         655        2.450      12/20/08            --          7,923

                          Ford Motor Co.               Buy       9,690        3.700      12/20/08            --        (80,760)

                          Ford Motor Co.              Sell         835        5.900      12/20/16            --        (45,167)

                          Ford Motor Co.              Sell      12,110        6.150      12/20/16            --       (508,089)

                          General Motors
                          Corp.                        Buy         655        1.650      12/20/08            --          8,324

                          General Motors
                          Corp.                        Buy       9,690        2.700      12/20/08            --        (44,617)

                          General Motors
                          Corp.                       Sell         655        4.620      12/20/16            --        (24,435)

                          General Motors
                          Corp.                       Sell       9,690        4.900      12/20/16            --       (213,546)

                          Inco Ltd.                    Buy       4,675        0.520       3/20/17            --         13,496

                          Inco Ltd.                    Buy       4,665        0.520       3/20/17            --         13,467

                          Inco Ltd.                    Buy       4,495        0.600       3/20/17            --        (16,133)

                          Smithfield Foods,
                          Inc.                        Sell       4,850        1.510       3/20/12            --        (22,458)

                          Vale Overseas Ltd.          Sell       2,355        1.060       3/20/17            --         13,951

                          Vale Overseas Ltd.          Sell       4,675        0.920       3/20/17            --        (21,707)

                          Vale Overseas Ltd.          Sell       4,665        0.970       3/20/17            --         (4,054)

                          Vale Overseas Ltd.          Sell       4,495        1.040       3/20/17            --         22,122
                                                                                                    ---------------------------
                                                                                                    $ 2,775,491   $ (8,164,510)
                                                                                                    ===========================

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                      60 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2007, the Fund had no securities on loan.

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of March 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      61 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. ACQUISITION OF OPPENHEIMER HIGH YIELD FUND

On October 12, 2006, the Fund acquired all of the net assets of Oppenheimer High Yield Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer High Yield Fund shareholders on October 6, 2006. The Fund issued (at an exchange ratio of 1.002190 for Class A, 0.987734 for Class B, 1.000555 for Class C, 1.004023 for Class N and 0.994003 for Class Y of the Fund to one share of Oppenheimer High Yield Fund) 108,025,333; 17,042,821; 12,784,836; 1,906,127
and 14,000,558 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $1,011,117,121, $159,350,375, $119,538,213, $17,841,351 and $131,045,225 in exchange for the net assets, resulting in combined Class A net assets of $1,902,537,798, Class B net assets of $357,014,957, Class C net assets of $307,592,608, Class N net assets of $49,937,524 and Class Y net assets of $133,635,056 on October 12, 2006. The net assets acquired included net unrealized depreciation of $16,053,542 and an unused capital loss carryforward of $602,679,762, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                      62 | OPPENHEIMER CHAMPION INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      63 | OPPENHEIMER CHAMPION INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                      64 | OPPENHEIMER CHAMPION INCOME FUND

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Angelo Manioudakis and the Manager's Core-Plus investment team and analysts. Mr. Manioudakis and the Core-Plus team became the portfolio managers of the Fund in November 2006. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load high current yield funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year and five-year performance were below its peer group median. However its ten-year performance was at its peer group median. The Board also noted the recent transfer of the Fund's investment management responsibilities to Angelo Manioudakis and the Core Fixed Income team in an effort to improve the Fund's performance. The Board considered it reasonable to permit the new portfolio management team to develop its own performance record.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised


                      65 | OPPENHEIMER CHAMPION INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited /
Continued
--------------------------------------------------------------------------------

by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other high current yield funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and whether any economies of scale would benefit the Fund's shareholders. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with shareholders any economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide quality services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board considered the Agreement, including the management fee, in light of all of the surrounding circumstances.


                      66 | OPPENHEIMER CHAMPION INCOME FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

    The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: 05/14/2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 05/14/2007